Capital Structure, Financial Risk and Related Items - Marketable Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 1,574	[1]	$ 1,967	[1]
Percentage of marketable securities	0.00%	100.00%		100.00%
USD portfolio
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 1,207		$ 1,592
Percentage of marketable securities	0.00%	76.00%		81.00%
Corporate bonds
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 711		$ 895
Percentage of marketable securities	0.00%	45.00%		46.00%
US government bonds and treasury bills
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 355		$ 481
Percentage of marketable securities	0.00%	22.00%		24.00%
Commercial paper
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 27		$ 67
Percentage of marketable securities	0.00%	2.00%		3.00%
Other
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 114		$ 149
Percentage of marketable securities	0.00%	7.00%		8.00%
DKK portfolio
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 230		$ 236
Percentage of marketable securities	0.00%	15.00%		12.00%
Kingdom of Denmark bonds and treasury bills
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 60		$ 62
Percentage of marketable securities	0.00%	4.00%		3.00%
Danish mortgage-backed securities
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 170		$ 174
Percentage of marketable securities	0.00%	11.00%		9.00%
European government bonds and treasury bills
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 124		$ 127
Percentage of marketable securities	0.00%	8.00%		6.00%
UK government bonds and treasury bills
Disclosure of fair value measurement of assets [line items]
Market value	$ 0	$ 13		$ 12
Percentage of marketable securities	0.00%	1.00%		1.00%

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.